SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Supplemental Cash Flow Information
Amount transferred from reserve to deficit	$ 61,676	$ 97,953
Amount reserve to common share capital	138,662	244,357
Restoration obligation	$ 9,481	96,430
Advance to investment		$ 50,000